Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Allocation Target Shares
Entity Central Index Key	0001221845
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000003891 [Member]
Shareholder Report [Line Items]
Fund Name	BATS: Series C Portfolio
Class Name	BATS: Series C Portfolio
Trading Symbol	BRACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BATS: Series C Portfolio (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BATS: Series C Portfolio	$0(a)	0.00%(b)(c)
(a)	Rounds to less than $1.
(b)	Annualized.
(c)	Rounds to less than 0.01%.

Expenses Paid, Amount	$ 0	[1]
Expense Ratio, Percent	0.00%	[2],[3]
Net Assets	$ 464,205,501
Holdings Count | Holding	781
Investment Company Portfolio Turnover	118.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$464,205,501
Number of Portfolio Holdings	781
Portfolio Turnover Rate	118%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Corporate Bonds	87.4%
Preferred Securities	5.7%
Foreign Government Obligations	4.8%
Foreign Agency Obligations	1.3%
Municipal Bonds	0.8%
Credit quality allocation
Credit Rating(b)	Percent of Total Investments(a)
AA/Aa	4.9%
A	33.0%
BBB/Baa	58.4%
BB/Ba	1.5%
N/R	2.2%
(a)	Excludes short-term securities, short investments and options, if any.
(b)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
C000003892 [Member]
Shareholder Report [Line Items]
Fund Name	BATS: Series M Portfolio
Class Name	BATS: Series M Portfolio
Trading Symbol	BRAMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BATS: Series M Portfolio (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BATS: Series M Portfolio	$0(a)	0.00%(b)(c)
(a)	Rounds to less than $1.
(b)	Annualized.
(c)	Rounds to less than 0.01%.

Expenses Paid, Amount	$ 0	[4]
Expense Ratio, Percent	0.00%	[5],[6]
Net Assets	$ 1,396,094,969
Holdings Count | Holding	1,178
Investment Company Portfolio Turnover	415.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,396,094,969
Number of Portfolio Holdings	1,178
Portfolio Turnover Rate	415%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	92.0%
Non-Agency Mortgage-Backed Securities	6.6%
Asset-Backed Securities	1.4%
Credit quality allocation
Credit Rating(b)	Percent of Total Investments(a)
AAA/Aaa(c)	96.7%
AA/Aa	0.2%
A	0.2%
BBB/Baa	0.1%
N/R	2.8%
(a)	Excludes short-term securities, short investments and options, if any.
(b)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
C000003893 [Member]
Shareholder Report [Line Items]
Fund Name	BATS: Series S Portfolio
Class Name	BATS: Series S Portfolio
Trading Symbol	BRASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BATS: Series S Portfolio (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BATS: Series S Portfolio	$0(a)	0.00%(b)(c)
(a)	Rounds to less than $1.
(b)	Annualized.
(c)	Rounds to less than 0.01%.

Expenses Paid, Amount	$ 0	[7]
Expense Ratio, Percent	0.00%	[8],[9]
Net Assets	$ 382,906,239
Holdings Count | Holding	720
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$382,906,239
Number of Portfolio Holdings	720
Portfolio Turnover Rate	57%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Corporate Bonds	33.5%
Asset-Backed Securities	23.9%
U.S. Treasury Obligations	17.9%
Non-Agency Mortgage-Backed Securities	15.6%
U.S. Government Sponsored Agency Securities	8.9%
Foreign Government Obligations	0.2%
Credit quality allocation
Credit Rating(b)	Percent of Total Investments(a)
AAA/Aaa(c)	59.0%
AA/Aa	1.8%
A	14.7%
BBB/Baa	17.4%
BB/Ba	0.1%
N/R	7.0%
(a)	Excludes short-term securities, short investments and options, if any.
(b)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
C000032703 [Member]
Shareholder Report [Line Items]
Fund Name	BATS: Series P Portfolio
Class Name	BATS: Series P Portfolio
Trading Symbol	BATPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BATS: Series P Portfolio (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BATS: Series P Portfolio	$0(a)	0.00%(b)(c)
(a)	Rounds to less than $1.
(b)	Annualized.
(c)	Rounds to less than 0.01%.

Expenses Paid, Amount	$ 0	[10]
Expense Ratio, Percent	0.00%	[11],[12]
Net Assets	$ 3,155,169
Holdings Count | Holding	15
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$3,155,169
Number of Portfolio Holdings	15
Portfolio Turnover Rate	0%

Holdings [Text Block]	What did the Fund invest in? (as of September 30, 2025) Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	23.1%
Short-Term Securities	76.9%

C000144517 [Member]
Shareholder Report [Line Items]
Fund Name	BATS: Series E Portfolio
Class Name	BATS: Series E Portfolio
Trading Symbol	BATEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BATS: Series E Portfolio (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BATS: Series E Portfolio	$0(a)	0.21%(b)
(a)	Rounds to less than $1.
(b)	Annualized.

Expenses Paid, Amount	$ 0	[13]
Expense Ratio, Percent	0.21%	[14]
Net Assets	$ 494,291,547
Holdings Count | Holding	651
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$494,291,547
Number of Portfolio Holdings	651
Portfolio Turnover Rate	20%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Sector allocation
Sector	Percent of Total Investments
County/City/Special District/School District	42.4%
Transportation	14.2%
Health Care	13.1%
Utilities	11.6%
Education	10.8%
Housing	4.3%
Tobacco	3.5%
Corporate	0.1%
Credit quality allocation
Credit Rating(a)	Percent of Total Investments
AAA/Aaa	3.2%
AA/Aa	17.6%
A	8.7%
BBB/Baa	9.4%
BB/Ba	6.7%
B	1.9%
CCC/Caa	0.4%
N/R	52.1%
(a)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
C000146955 [Member]
Shareholder Report [Line Items]
Fund Name	BATS: Series A Portfolio
Class Name	BATS: Series A Portfolio
Trading Symbol	BATAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BATS: Series A Portfolio (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BATS: Series A Portfolio	$0(a)	0.00%(b)(c)
(a)	Rounds to less than $1.
(b)	Annualized.
(c)	Rounds to less than 0.01%.

Expenses Paid, Amount	$ 0	[15]
Expense Ratio, Percent	0.00%	[16],[17]
Net Assets	$ 4,172,620,586
Holdings Count | Holding	1,815
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$4,172,620,586
Number of Portfolio Holdings	1,815
Portfolio Turnover Rate	25%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Non-Agency Mortgage-Backed Securities	53.3%
Asset-Backed Securities	45.7%
U.S. Government Sponsored Agency Securities	0.7%
Floating Rate Loan Interests	0.3%
Corporate Bonds	—	%(b)
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(a)
AAA/Aaa(d)	34.7%
AA/Aa	5.0%
A	3.7%
BBB/Baa	2.4%
BB/Ba	2.8%
B	1.1%
CCC/Caa	2.4%
CC/Ca	0.5%
C	0.4%
N/R	47.0%
(a)	Excludes short-term securities, short investments and options, if any.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
C000227189 [Member]
Shareholder Report [Line Items]
Fund Name	BATS: Series V Portfolio
Class Name	BATS: Series V Portfolio
Trading Symbol	BATVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BATS: Series V Portfolio (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BATS: Series V Portfolio	$0(a)	0.00%(b)(c)
(a)	Rounds to less than $1.
(b)	Annualized.
(c)	Rounds to less than 0.01%.

Expenses Paid, Amount	$ 0	[18]
Expense Ratio, Percent	0.00%	[19],[20]
Net Assets	$ 119,315,664
Holdings Count | Holding	83
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$119,315,664
Number of Portfolio Holdings	83
Portfolio Turnover Rate	32%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Sector allocation
Sector	Percent of Total Investments
County/City/Special District/School District	34.6%
Housing	17.7%
Utilities	17.2%
Health Care	16.3%
Education	9.2%
Transportation	5.0%

[1]	Rounds to less than $1.
[2]	Annualized.
[3]	Rounds to less than 0.01%.
[4]	Rounds to less than $1.
[5]	Annualized.
[6]	Rounds to less than 0.01%.
[7]	Rounds to less than $1.
[8]	Annualized.
[9]	Rounds to less than 0.01%.
[10]	Rounds to less than $1.
[11]	Annualized.
[12]	Rounds to less than 0.01%.
[13]	Rounds to less than $1.
[14]	Annualized.
[15]	Rounds to less than $1.
[16]	Annualized.
[17]	Rounds to less than 0.01%.
[18]	Rounds to less than $1.
[19]	Annualized.
[20]	Rounds to less than 0.01%.